Accounting pronouncements recently adopted (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Effects of Adopting New Revenue Standard
The following table summarizes the effects of adopting the new revenue standard on the Company's consolidated statements of operations and comprehensive income for the year ended December 31, 2018:

(in thousands)	As Reported	Adjustments	Balances without adoption of Topic 606
Revenue (note 19)	$410,061	$1,940	$412,001
Project costs	152,943	1,637	154,580
Gross profit	$69,076	$303	$69,379
Operating income before the undernoted	$29,980	$303	$30,283
Equity earnings in affiliates and joint ventures (note 13(a))	(60)	(168)	(228)
Income before income taxes	$21,417	$471	$21,888
Deferred income tax expense (note 11)	6,096	127	6,223
Net income and comprehensive income	$15,321	$344	$15,665
The following table summarizes the effects of adopting the new revenue standard on the Company's consolidated statements of cash flows for the year ended December 31, 2018:

(in thousands)	As Reported	Adjustments	Balances without adoption of Topic 606
Cash provided by (used in):
Operating activities:
Net income and comprehensive income	$15,321	$344	$15,665
Deferred income tax expense (note 11)	6,096	127	6,223
Net changes in non-cash working capital (note 23(b))	14,178	(471)	13,707
	109,371	—	109,371
Decrease in cash	$11,322	$—	$11,322
The following table summarizes the effects of adopting the new revenue standard on the Company's consolidated balance sheets at December 31, 2018:

(in thousands)	As Reported	Adjustments	Balances without adoption of Topic 606
Assets
Current assets
Accounts receivable, net (notes 6 and 19(c))	$82,399	$(9,809)	$72,590
Contract assets (note 19(c))	10,673	(10,673)	—
Unbilled revenue	—	22,421	22,421
	130,379	1,939	132,318
Other assets (note 10)	10,204	(1,636)	8,568
Investments in affiliates and joint ventures (note 13(a))	11,788	168	11,956
	$689,800	$471	$690,271
Liabilities and Shareholders' Equity
Current liabilities
Contract liabilities	$4,032	$(4,032)	$—
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	—	4,032	4,032
	148,895	—	148,895
Deferred tax liabilities (note 11)	44,787	127	44,914
	$539,585	$127	$539,712
Shareholders' Equity
Deficit	(113,917)	344	(113,573)
	$149,721	$344	$150,065
Total Liabilities and Equity	$689,800	$471	$690,271